Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (812,307)	$ (490,514)
Depreciation	253
Change in derivative liability	(93,833)	75,169
Beneficial conversion, notes payable	174,700
Issuance of common stock for services and expenses	112,000	19,000
Changes in operating assets and liabilities:
Accounts payable	6,450
Accrued expenses - net	255,000	175,000
Accrued interest	333,409	202,594
Net cash used in operating activities	(24,328)	(18,751)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of computer equipment	(1,194)
Investment	(85,000)	(135,000)
Net cash used in investing activities	(86,194)	(135,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances to/from related parties	5,865	(90)
Increase in notes payable	144,467	135,000
Advances from an officer - net	(6,022)	20,204
Net cash provided by financing activities	144,310	155,114
INCREASE (DECREASE) IN CASH	33,788	1,363
CASH, Beginning of year	1,539	176
CASH, End of year	35,327	1,539
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid
Stock issued for reduction in notes payable and advances	107,350	88,000
Converted accrued salaries to notes payable	350,000
Converted accrued salaries to notes payable	$ 80,000